MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Lived Assets	$ 9,127	$ 4,234
Israel [Member]
Long-Lived Assets	6,062	3,915
China [Member]
Long-Lived Assets		319
USA [Member]
Long-Lived Assets	$ 3,065